*** Exercise Your *Right* to Vote ***

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to Be Held on June 28, 2013

ESCALON MEDICAL CORP.

ESCALON

ESCALON MEDICAL CORP.
435 DEVON PARK DRIVE
BUILDING 100
WAYNE,PA 19087

Meeting Information

Meeting Type: Annual Meeting
For holders as of: May 08, 2013
Date: June 28, 2013 **Time:** 9:00 AM EDT
Location: 435 Devon Park Drive
Building 100
Wayne, PA 19087

You are receiving this communication because you hold shares in the above named company.

This is not a ballot. You cannot use this notice to vote these shares. This communication presents only an overview of the more complete proxy materials that are available to you on the Internet. You may view the proxy materials online at *www.proxyvote.com* or easily request a paper copy (see reverse side).

We encourage you to access and review all of the important information contained in the proxy materials before voting.

See the reverse side of this notice to obtain proxy materials and voting instructions.

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— Before You Vote —

How to Access the Proxy Materials

Proxy Materials Available to VIEW or RECEIVE:

1. Form 10-K 2. Notice & Proxy Statement

How to View Online:

Have the information that is printed in the box marked by the arrow → XXXX XXXX XXXX (located on the following page) and visit: *www.proxyvote.com.*

How to Request and Receive a PAPER or E-MAIL Copy:

If you want to receive a paper or e-mail copy of these documents, you must request one. There is NO charge for requesting a copy. Please choose one of the following methods to make your request:

1) *BY INTERNET*: www.proxyvote.com
2) *BY TELEPHONE*: 1-800-579-1639
3) *BY E-MAIL**: sendmaterial@proxyvote.com

* If requesting materials by e-mail, please send a blank e-mail with the information that is printed in the box marked by the arrow → XXXX XXXX XXXX (located on the following page) in the subject line.

Requests, instructions and other inquiries sent to this e-mail address will NOT be forwarded to your investment advisor. Please make the request as instructed above on or before June 16, 2013 to facilitate timely delivery.

— How To Vote —

Please Choose One of the Following Voting Methods

Vote In Person: Many shareholder meetings have attendance requirements including, but not limited to, the possession of an attendance ticket issued by the entity holding the meeting. Please check the meeting materials for any special requirements for meeting attendance. At the meeting, you will need to request a ballot to vote these shares.

Vote By Internet: To vote now by Internet, go to *www.proxyvote.com.* Have the information that is printed in the box marked by the arrow → XXXX XXXX XXXX available and follow the instructions.

Vote By Mail: You can vote by mail by requesting a paper copy of the materials, which will include a proxy card.

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Voting items

The Board of Directors recommends you vote FOR the following:

1. Election of Directors

   Nominees

01 William L.G. Kwan   02 Richard J. DePiano, Jr.

The Board of Directors recommends you vote FOR the following proposal:

2 To ratify the selection of Mayer Hoffman McCann P.C. as the Company's independent registered public accounting firm for the fiscal year ending June 30, 2013; and

NOTE: Any other matters that properly come before our annual meeting.